Average Annual Total Returns (Vanguard Consumer Discretionary Index Fund Retail)	Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Discretionary Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Consumer Discretionary 25 50 Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Consumer Discretionary 25 50 Vanguard Consumer Discretionary Index Fund Vanguard Consumer Discretionary Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.58%	43.28%	24.90%	43.75%	43.75%	43.75%
Five Years	28.85%	28.61%	24.10%	29.05%	none	29.05%
Since Inception	9.69%	9.49%	7.89%	9.85%		9.85%